Certain Balance Sheet Items Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Building	$ 1,646	$ 1,667
Computer equipment	1,864	1,636
Machinery and Equipment	1,062	1,116
Leasehold Improvements	1,100	1,126
Furniture and Fixtures	83	89
Property and Equipment, Gross	5,755	5,634
Accumulated Depreciation and Amortization, Property, Plant, and Equipment	(2,697)	(1,662)
Property and Equipment, Net	$ 3,058	$ 3,972